Effective Income Tax Reconciliation (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.66	$ 0.57	$ 0.68
Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.65	$ 0.56	$ 0.66